INVENTORIES - Ore in Stockpiles and on Leach Pads (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Ore in Stockpiles	$ 2,949	$ 2,257
Ore on Leach pads	507	405
Gold[member]
Disclosure of operating segments [line items]
Ore in Stockpiles	2,794	2,106
Ore on Leach pads	507	405
Gold[member] | Carlin
Disclosure of operating segments [line items]
Ore in Stockpiles	1,136	841
Ore on Leach pads	64	0
Gold[member] | Pueblo Viejo
Disclosure of operating segments [line items]
Ore in Stockpiles	649	603
Gold[member] | Loulo Gounkoto
Disclosure of operating segments [line items]
Ore in Stockpiles	167	0
Gold[member] | Porgera
Disclosure of operating segments [line items]
Ore in Stockpiles	33	37
Gold[member] | Lagunas Norte
Disclosure of operating segments [line items]
Ore in Stockpiles	73	49
Ore on Leach pads	148	168
Gold[member] | Buzwagi
Disclosure of operating segments [line items]
Ore in Stockpiles	47	83
Gold[member] | Phoenix
Disclosure of operating segments [line items]
Ore in Stockpiles	39	0
Ore on Leach pads	44	0
Gold[member] | Long Canyon
Disclosure of operating segments [line items]
Ore on Leach pads	43	0
Gold[member] | North Mara
Disclosure of operating segments [line items]
Ore in Stockpiles	136	70
Gold[member] | Veladero
Disclosure of operating segments [line items]
Ore in Stockpiles	52	39
Ore on Leach pads	123	138
Gold[member] | Tongon
Disclosure of operating segments [line items]
Ore in Stockpiles	29	0
Gold[member] | Kalgoorlie
Disclosure of operating segments [line items]
Ore in Stockpiles	0	125
Gold[member] | Turquoise Ridge
Disclosure of operating segments [line items]
Ore in Stockpiles	258	13
Ore on Leach pads	33	0
Gold[member] | Cortez
Disclosure of operating segments [line items]
Ore in Stockpiles	174	242
Ore on Leach pads	50	81
Gold[member] | Other
Disclosure of operating segments [line items]
Ore in Stockpiles	1	4
Gold[member] | Pierina
Disclosure of operating segments [line items]
Ore on Leach pads	2	18
Copper
Disclosure of operating segments [line items]
Ore in Stockpiles	155	151
Ore on Leach pads	0	0
Copper | Lumwana
Disclosure of operating segments [line items]
Ore in Stockpiles	$ 155	$ 151